VAN KAMPEN RESERVE FUND

Supplement dated January 2, 2009
to the
Class A Shares, Class B Shares and Class C Shares Prospectus dated September 30, 2008, as previously supplemented on November 21, 2008 and October 14, 2008

The Prospectus is hereby supplemented as follows:

Effective January 20, 2009, the Board of Trustees of Van Kampen Reserve Fund (the “Fund”) has approved changing the Fund’s name to “Van Kampen Money Market Fund.” All references to “Van Kampen Reserve Fund” in the Prospectus are hereby replaced with “Van Kampen Money Market Fund.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RESSPT2 1/09

VAN KAMPEN RESERVE FUND

Supplement dated January 2, 2009
to the
Statement of Additional Information
dated September 28, 2008,
as previously supplemented on November 26, 2008

The Statement of Additional Information is hereby supplemented as follows:

Effective January 20, 2009, the Board of Trustees of Van Kampen Reserve Fund (the “Fund”) has approved changing the Fund’s name to “Van Kampen Money Market Fund.” All references to “Van Kampen Reserve Fund” in the Statement of Additional Information are hereby replaced with “Van Kampen Money Market Fund.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RESSPTSAI1 1/09